Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Calculation of basic and diluted net income (loss) per ordinary share

	For the Three		For the Nine
	Months Ended		Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$(9,096,907)	$(2,274,227)	$5,334,282	$1,333,570

Denominator:
Basic and diluted weighted average ordinary shares outstanding	41,400,000	10,350,000	41,400,000	10,350,000
Basic and diluted net income (loss) per ordinary share	$(0.22)	$(0.22)	$0.13	$0.13